Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)			As at
	October 31, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$232,093	$222,699	$256,362	$244,523
Other debt securities	75,923	72,511	86,412	81,913
Total debt securities at amortized cost, net of allowance for credit losses	308,016	295,210	342,774	326,436
Total loans, net of allowance for loan losses	895,947	877,763	831,043	810,912
Total financial assets not carried at fair value	$1,203,963	$1,172,973	$1,173,817	$1,137,348

FINANCIAL LIABILITIES
Deposits	$1,198,190	$1,188,585	$1,229,970	$1,218,552
Securitization liabilities at amortized cost	12,710	12,035	15,072	14,366
Subordinated notes and debentures	9,620	9,389	11,290	10,853
Total financial liabilities not carried at fair value	$1,220,520	$1,210,009	$1,256,332	$1,243,771

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)	The following table presents the Bank’s assets and liabilities recognized at fair value and classified as Level 3, together with the valuation techniques used to measure fair value, the significant inputs used in the valuation technique that are considered unobservable, and a range of values for those unobservable inputs. The range of values represents the highest and lowest inputs used in calculating the fair value.

Valuation Techniques and Inputs Used in the Fair Value Measurement of Level 3 Assets and Liabilities
								As at
			October 31, 2023		October 31, 2022
	Valuation technique	Significant unobservable inputs (Level 3)	Lower range	Upper range	Lower range		Upper range	Unit
Government and government-related securities	Market comparable	Bond price equivalent	99	100	n/a	1	n/a	points

Other debt securities	Market comparable	Bond price equivalent	–	103	–		102	points

Equity securities 2	Market comparable	New issue price	100	100	100		100	%
	Discounted cash flow	Discount rate	–	–	–		–	%
	Market comparable	Price equivalent	n/a	n/a	128		145	%

Non-trading financial assets at fair value through profit or loss	Market comparable	New issue price	100	100	100		100	%
	Discounted cash flow	Discount rates	9	9	9		9	%
	EBITDA multiple	Earnings multiple	–	20.0	–		20.0	times
	Price-based	Net Asset Value 3	n/a	n/a	n/a		n/a

Derivatives
Interest rate contracts	Discounted cash flow	Inflation rate swap curve	1	2	–		3	%
	Option model	Funding ratio	75	75	65		75	%

Foreign exchange contracts	Option model	Currency-specific volatility	5	14	8		17	%

Equity contracts	Option model	Price correlation	55	86	–		95	%
		Quanto correlation	–	68	–		68	%
		Dividend yield	–	7	–		7	%
		Equity volatility	14	41	13		76	%

Commodity contracts	Option model	Quanto correlation	(67)	(47)	(67)		(47)%
		Swaption correlation	n/a	n/a	n/a		n/a	%

Trading deposits	Option model	Price correlation	n/a	n/a	n/a		n/a	%
		Quanto correlation	–	68	n/a		n/a	%
		Dividend yield	–	4	–		5	%
		Equity volatility	14	20	99		99	%
	Swaption model	Currency-specific volatility	50	503	55		821	%

Financial liabilities designated at fair value through profit or loss	Option model	Funding ratio	4	70	6		65	%

Obligations related to securities sold short	Market comparable	Bond Price Equivalent	n/a	n/a	n/a		n/a	points
	Market comparable	New issue price	100	100	n/a		n/a	%

1	Not applicable.
2
Common shares exclude the fair value of Federal Reserve stock and Federal Home Loan Bank (FHLB) stock of $2.2 billion (October 31, 2022 – $1.7 billion) which are redeemable by the issuer at cost which approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.

3	Net asset value information for private funds has not been disclosed due to the wide range in prices for these instruments.

Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities

Sensitivity Analysis of Level 3 Financial Assets and Liabilities
(millions of Canadian dollars)			As at
	October 31, 2023		October 31, 2022
	Impact to net assets		Impact to net assets
	Decrease in fair value	Increase in fair value	Decrease in fair value	Increase in fair value
FINANCIAL ASSETS
Trading loans, securities, and other
Securities	$10	$2	$–	$–
Non-trading financial assets at fair value through profit or loss
Securities	133	49	115	42

Financial assets at fair value through other comprehensive income
Equity securities	163	13	22	8

FINANCIAL LIABILITIES
Trading deposits	–	–	1	1
Derivatives
Interest rate contracts	25	16	15	21
Equity contracts	2	1	2	2
	27	17	17	23
Financial liabilities designated at fair value through profit or loss	5	5	7	7
Total	$338	$86	$162	$81

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at October 31, 2023 and October 31, 2022.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)								As at
	October 31, 2023				October 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$72	$9,073	$–	$9,145	$620	$9,042	$–	$9,662
Provinces	–	7,445	–	7,445	–	7,706	–	7,706
U.S. federal, state, municipal governments, and agencies debt	2	24,325	67	24,394	2	23,466	–	23,468
Other OECD government-guaranteed debt	–	8,811	–	8,811	–	8,341	–	8,341
Mortgage-backed securities	–	1,698	–	1,698	–	2,109	–	2,109
Other debt securities
Canadian issuers	–	6,067	5	6,072	–	6,604	–	6,604
Other issuers	–	14,553	60	14,613	–	12,344	49	12,393
Equity securities	54,186	41	10	54,237	44,424	32	–	44,456
Trading loans	–	17,261	–	17,261	–	11,749	–	11,749
Commodities	7,620	791	–	8,411	16,084	1,149	–	17,233
Retained interests	–	3	–	3	–	5	–	5
	61,880	90,068	142	152,090	61,130	82,547	49	143,726
Non-trading financial assets at fair value through profit or loss
Securities	269	2,596	980	3,845	228	6,608	845	7,681
Loans	–	3,495	–	3,495	–	3,265	–	3,265
	269	6,091	980	7,340	228	9,873	845	10,946
Derivatives
Interest rate contracts	17	22,893	–	22,910	167	23,699	–	23,866
Foreign exchange contracts	26	57,380	7	57,413	35	72,006	5	72,046
Credit contracts	–	54	–	54	–	56	–	56
Equity contracts	58	4,839	–	4,897	4	4,303	–	4,307
Commodity contracts	306	1,787	15	2,108	634	2,919	45	3,598
	407	86,953	22	87,382	840	102,983	50	103,873
Financial assets designated at fair value through profit or loss
Securities 1	–	5,818	–	5,818	–	5,039	–	5,039
	–	5,818	–	5,818	–	5,039	–	5,039
Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	18,210	–	18,210	–	16,368	–	16,368
Provinces	–	19,940	–	19,940	–	20,240	–	20,240
U.S. federal, state, municipal governments, and agencies debt	–	11,002	–	11,002	–	11,559	–	11,559
Other OECD government-guaranteed debt	–	1,498	–	1,498	–	1,682	–	1,682
Mortgage-backed securities	–	2,277	–	2,277	–	1,033	–	1,033
Other debt securities
Asset-backed securities	–	4,114	–	4,114	–	4,440	–	4,440
Corporate and other debt	–	8,863	27	8,890	–	8,621	60	8,681
Equity securities	1,133	3	2,377	3,513	840	2	2,477	3,319
Loans	–	421	–	421	–	2,353	–	2,353
	1,133	66,328	2,404	69,865	840	66,298	2,537	69,675
Securities purchased under reverse repurchase agreements	–	9,649	–	9,649	–	7,450	–	7,450
FINANCIAL LIABILITIES
Trading deposits	–	29,995	985	30,980	–	23,389	416	23,805
Derivatives
Interest rate contracts	16	21,064	126	21,206	112	19,010	156	19,278
Foreign exchange contracts	19	44,841	13	44,873	23	62,378	1	62,402
Credit contracts	–	172	–	172	–	152	–	152
Equity contracts	7	3,251	21	3,279	–	5,804	59	5,863
Commodity contracts	248	1,846	16	2,110	234	3,186	18	3,438
	290	71,174	176	71,640	369	90,530	234	91,133
Securitization liabilities at fair value	–	14,422	–	14,422	–	12,612	–	12,612
Financial liabilities designated at fair value through profit or loss	–	192,108	22	192,130	–	162,742	44	162,786
Obligations related to securities sold short 1	1,329	43,332	–	44,661	2,909	42,596	–	45,505
Obligations related to securities sold under repurchase agreements	–	12,641	–	12,641	–	9,509	–	9,509

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities	The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the years ended October 31, 2023 and October 31, 2022.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2022	Total realized and unrealized gains (losses)		Movements 4		Transfers		Fair value as at October 31 2023	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Government and government-related securities	$–	$–	$–	$33	$–	$34	$–	$67	$–
Other debt securities	49	7	–	111	(145)	95	(52)	65	1

Equity securities	–	(2)	–	41	(29)	–	–	10	2

	49	5	–	185	(174)	129	(52)	142	3
Non-trading financial assets at fair value through profit or loss
Securities	845	4	–	187	(56)	–	–	980	(17)

Loans	–	–	–	–	–	–	–	–	–

	845	4	–	187	(56)	–	–	980	(17)
Financial assets at fair value through other comprehensive income
Other debt securities	60	–	(6)	22	(28)	–	(21)	27	–

Equity securities	2,477	–	(565)	2,473	(2,008)	–	–	2,377	(382)
	$2,537	$–	$(571)	$2,495	$(2,036)	$–	$(21)	$2,404	$(382)

FINANCIAL LIABILITIES

Trading deposits 6	$(416)	$(57)	$–	$(539)	$30	$(15)	$12	$(985)	$(43)
Derivatives 7
Interest rate contracts	(156)	(47)	–	–	77	–	–	(126)	25
Foreign exchange contracts	4	(2)	–	–	(1)	(8)	1	(6)	2
Equity contracts	(59)	35	–	26	(17)	(1)	(5)	(21)	24

Commodity contracts	27	24	–	–	(52)	–	–	(1)	(1)

	(184)	10	–	26	7	(9)	(4)	(154)	50

Financial liabilities designated at fair value through profit or loss	(44)	(89)	–	(486)	597	–	–	(22)	(89)
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

	Fair value as at November 1 2021	Total realized and unrealized gains (losses)		Movements 4		Transfers		Fair value as at October 31 2022	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Government and government-related securities	$–	$–	$–	$–	$–	$–	$–	$–	$–
Other debt securities	6	1	–	5	(15)	57	(5)	49	–

Equity securities	33	–	–	24	(57)	–	–	–	–

	39	1	–	29	(72)	57	(5)	49	–
Non-trading financial assets at fair value through profit or loss
Securities	760	95	–	193	(89)	–	(114)	845	8

Loans	3	–	–	–	(3)	–	–	–	–

	763	95	–	193	(92)	–	(114)	845	8
Financial assets at fair value through other comprehensive income
Other debt securities	64	–	4	–	(8)	–	–	60	–

Equity securities	1,609	–	86	636	146	–	–	2,477	78
	$1,673	$–	$90	$636	$138	$–	$–	$2,537	$78

FINANCIAL LIABILITIES

Trading deposits 6	$(141)	$40	$–	$(324)	$3	$(11)	$17	$(416)	$31
Derivatives 7
Interest rate contracts	(88)	(93)	–	–	7	–	18	(156)	(52)
Foreign exchange contracts	7	(4)	–	–	–	1	–	4	2
Equity contracts	(82)	(5)	–	–	–	3	25	(59)	23

Commodity contracts	31	58	–	–	(62)	–	–	27	21

	(132)	(44)	–	–	(55)	4	43	(184)	(6)

Financial liabilities designated at fair value through profit or loss	(76)	(238)	–	(337)	607	–	–	(44)	(238)
Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $22 million (October 31, 2022/November 1, 2022 – $50 million; November 1, 2021 – $47 million) and derivative liabilities of $176 million (October 31, 2022/November 1, 2022 – $234 million; November 1, 2021 – $179 million), which have been netted in this table for presentation purposes only.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities	The following table presents the levels within the fair value hierarchy for each of the financial assets and liabilities not carried at fair value as at October 31, 2023 and October 31, 2022, but for which fair value is disclosed.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value 1
(millions of Canadian dollars)	As at
	October 31, 2023				October 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$–	$222,699	$–	$222,699	$–	$244,513	$10	$244,523
Other debt securities	–	72,510	1	72,511	–	81,912	1	81,913
Total debt securities at amortized cost, net of allowance for credit losses	–	295,209	1	295,210	–	326,425	11	326,436
Total loans, net of allowance for loan losses	–	284,280	593,483	877,763	–	261,618	549,294	810,912
Total assets with fair value disclosures	$–	$579,489	$593,484	$1,172,973	$–	$588,043	$549,305	$1,137,348

LIABILITIES
Deposits	$–	$1,188,585	$–	$1,188,585	$–	$1,218,552	$–	$1,218,552
Securitization liabilities at amortized cost	–	12,035	–	12,035	–	14,366	–	14,366
Subordinated notes and debentures	–	9,389	–	9,389	–	10,853	–	10,853
Total liabilities with fair value disclosures	$–	$1,210,009	$–	$1,210,009	$–	$1,243,771	$–	$1,243,771

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.